Stock-Based Compensation - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Options, Outstanding Beginning Balance | shares	2,214,769
Weighted- average Exercise Price per Option, Outstanding Beginning Balance | $ / shares	$ 2.38
Aggregate Intrinsic Value, Outstanding Beginning Balance | $
Options, Granted | shares	348,280
Weighted- average Exercise Price per Option, Granted | $ / shares	$ 1.11
Options, Forfeited | shares	(302,115)
Weighted- average Exercise Price per Option, Forfeited | $ / shares	$ 2.41
Options, Outstanding Ending Balance | shares	2,260,934
Weighted- average Exercise Price per Option,Outstanding Ending Balance | $ / shares	$ 2.18
Weighted- average Remaining Contractual Term (Years), Outstanding Ending Balance	8 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding Ending Balance | $
Options, Exercisable and vested | shares	1,447,542
Weighted- average Exercise Price per Option, Exercisable and vested Ending | $ / shares	$ 2.38
Weighted- average Remaining Contractual Term (Years), Exercisable and vested Ending	7 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable and vested Ending | $